ACCOUNTS RECEIVABLE, NET - THIRD PARTIES	12 Months Ended
Dec. 31, 2025
ACCOUNTS RECEIVABLE, NET - THIRD PARTIES
ACCOUNTS RECEIVABLE, NET - THIRD PARTIES

9.    ACCOUNTS RECEIVABLE, NET — THIRD PARTIES

Components of accounts receivables, net-third parties are detailed as follows (RMB in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivables - current	14,458,262	14,517,697
Allowance for credit losses - current	(829,410)	(1,105,885)
Accounts receivable, net - current	13,628,852	13,411,812

As of December 31, 2024 and 2025, accounts receivable with net book value of RMB646 million and RMB2,043 million were pledged as collateral for the Group’s borrowings (Note 20).

The following table summarizes the activity in the allowance for credit losses related to accounts receivable – current for the year ended December 31, 2023, 2024 and 2025:

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
At beginning of year	584,127	685,231	829,410
Addition	181,771	257,924	307,405
Reversal	(76,956)	(113,745)	—
Write off	(3,711)	—	(30,930)
At end of year	685,231	829,410	1,105,885